2024 Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Business Combinations [Abstract]
2024 Acquisitions
3. 2024 Acquisitions
The Company’s growth strategy involves periodically acquiring institutional pharmacies servicing LTCFs and their residents as well as residents in other care settings. The Company’s strategy includes the acquisition of freestanding institutional pharmacy businesses as well as other assets, generally less significant in size, which are combined with existing pharmacy operations to augment internal organic growth.
In 2024, the Company completed acquisitions of various pharmacy operations (the “Acquisitions”). Total consideration for the Acquisitions included cash of $14,710, and contingent earnout payments of up to $2,700 if certain revenue and earnings targets are achieved by certain acquired entities during the two-year
period subsequent to the respective acquisition dates. The fair value of the contingent consideration arrangement at the acquisition dates, at December 31, 2024, and at March 31, 2025 was $2,700. The total purchase consideration for the Acquisitions was $17,410.
The Acquisitions included
non-controlling
interests, for which the fair value was estimated to be $5,371 at the time of the Acquisitions. The fair value of the non-controlling
interests was estimated by utilizing the implied fair value of the non-controlling
interests, determined based on the acquisition price, and considering discounts necessary due to the lack of marketability and lack of control associated with the non-controlling
interests. During 2024, we incurred an immaterial amount of acquisition costs in connection with the Acquisitions.
The Acquisitions were treated as a purchase in accordance with ASC 805, Business Combinations, which requires recognition of the estimated fair values of assets acquired and liabilities assumed in a transaction. Our recognition of the assets acquired and liabilities assumed was based on management’s judgement after evaluating several factors, including a valuation assessment. There were no material measurement period adjustments recognized in periods subsequent to the Acquisitions.
The recognition of the assets and liabilities of the Acquisitions was as follows during 2024:

(in thousands)	Fair Value

Total purchase consideration	$17,410

Net assets acquired:

Inventory	2,671

Other assets	2,446

Intangible Assets	6,236

Other liabilities	(1,822)

Non-controlling interest equity	(5,371)

Net assets acquired	4,160

Goodwill	$13,250

Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the estimated fair value of the identifiable net assets acquired in the Acquisitions. Goodwill represents future economic benefits expected to arise from the Company’s expanded presence in the long-term care pharmacy industry, the assembled workforce acquired, expected revenue synergies, as well as operating efficiencies and cost savings. Of the $13,250 of goodwill recorded related to the Acquisitions, $9,957 is expected to be deductible for tax purposes.
Intangible assets are comprised of customer lists and trademarks. The fair values for the customer lists and trademarks were $5,686 and $550, respectively. The weighted average useful lives for the customer lists and trademarks were 10 years and 5 years, respectively.

Consolidated Results of Operations
The results of operations for the Acquisitions have been included in the consolidated financial statements since the dates of acquisition. The Acquisitions each were completed subsequent to March 31, 2024, and thus there is no activity related to the Acquisitions within the consolidated financial statements for the three months ended March 31, 2024.
The comparable prior period results of operations associated with the Acquisitions are not material to the consolidated financial statements, and as such, supplemental pro forma financial information is not presented.

3.  Acquisitions
The Company’s growth strategy involves periodically acquiring institutional pharmacies servicing LTCFs and their residents as well as residents in other care settings. The Company’s strategy includes the acquisition of freestanding institutional pharmacy businesses as well as other assets, generally less significant in size, which are combined with existing pharmacy operations to augment internal organic growth.
During the year ended December 31, 2024, the Company completed acquisitions of various pharmacy operations (the “Acquisitions”). Total consideration for the Acquisitions included cash of $14,710, and contingent earnout payments of up to $2,700 if certain revenue and earnings targets are achieved by certain acquired entities during the two-year
period subsequent to the respective acquisition dates. The fair value of the contingent consideration arrangement at the acquisition dates and at December 31, 2024 was $2,700. The total preliminary purchase consideration for the Acquisitions was $17,410.
The Acquisitions included
non-controlling
interests, for which the fair value was estimated to be $5,371 at the time of the Acquisitions. The fair value of the non-controlling
interests was estimated by utilizing the implied fair value of the non-controlling
interests, determined based on the acquisition price, and considering discounts necessary due to the lack of marketability and lack of control associated with the non-controlling
interests. During 2024, we incurred an immaterial amount of acquisition costs in connection with the Acquisitions.
The Acquisitions were treated as a purchase in accordance with ASC 805, Business Combinations, which requires recognition of the estimated fair values of assets acquired and liabilities assumed in a transaction. Our recognition of the assets acquired and liabilities assumed was based on management’s judgement after evaluating several factors, including a valuation assessment. There were no material measurement period adjustments recognized in periods subsequent to the Acquisitions.
The recognition of the assets and liabilities of the Acquisitions as of December 31, 2024 is as follows:

(in thousands)	Fair Value

Total purchase consideration	$17,410

Net assets acquired:

Inventory	2,671

Other assets	2,446

Intangible Assets	6,236

Other liabilities	(1,822)

Non-controlling interest equity	(5,371)

Net assets acquired	4,160

Goodwill	$13,250

Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the estimated fair value of the identifiable net assets acquired in the Acquisitions. Goodwill represents future economic benefits expected to arise from the Company’s expanded presence in the long-term care pharmacy industry, the assembled workforce acquired, expected revenue synergies, as well as operating efficiencies and cost savings. Of the $13,250 of goodwill recorded related to the Acquisitions, $9,957 is expected to be deductible for tax purposes.
Intangible assets are comprised of customer lists and trademarks. The fair values for the customer lists and trademarks were $5,686 and $550, respectively. The weighted average useful lives for the customer lists and trademarks were 10 years and 5 years, respectively.

Consolidated Results of Operations
The results of operations for the Acquisitions have been included in the consolidated financial statements since the dates of acquisition. During the year ended December 31, 2024, the Company’s consolidated statements of operations included $55,115 of revenue associated with the Acquisitions. Net income associated with the Acquisitions is not material to the consolidated financial statements.
The comparable prior period results of operations associated with the Acquisitions are not material to the consolidated financial statements, and as such, supplemental pro forma financial information is not presented.